Cover	May 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We are filing this amendment to the Original 8K to announce that pursuant to our bylaws, at the board meeting held on June 4, 2022, the board appointed Ms. Hsin-Hui Miao to fill the vacancy created by Dr. Miao’s passing.
Document Period End Date	May 27, 2022
Entity File Number	333-91436
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ABVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false